11. CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discount	$ 120,371	$ 232,767
Convertible notes, net	1,484,859	1,424,332	$ 100,000
Convertible Notes Payable [Member]
Convertible notes, gross	1,600,000	1,600,000
Discount	115,141	175,668	$ 0
Convertible notes, net	1,484,859	1,424,332
Convertible Notes Payable [Member] | Pegasus Note [Member]
Convertible notes, gross	100,000
Discount	0
Convertible notes, net	100,000
Convertible Notes Payable [Member] | Lender Note [Member]
Convertible notes, gross	1,500,000
Discount	115,141
Convertible notes, net	1,384,859
Convertible Notes Payable [Member] | Lender Note [Member]
Convertible notes, gross		1,500,000
Discount		175,668
Convertible notes, net		1,324,332
Convertible Notes Payable [Member] | Pegasus Note [Member]
Convertible notes, gross		100,000
Discount		0
Convertible notes, net		100,000
Convertible Line of Credit [Member]
Discount	$ 120,371	226,768
Lender Note [Member]
Discount		232,767
Convertible notes, net		1,324,332
Pegasus Note [Member]
Convertible notes, net		$ 100,000